1. SUMMARY OF ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Business and Basis of Presentation

Solar Wind Energy Tower, Inc. (f/k/a Clean Wind Energy Tower, Inc.) (the “Company,” “we,” “our,” “us”), formerly known as Superior Silver Mines, Inc., was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc.  The Company reincorporated as a Nevada corporation on December 27, 2010.  The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.), a Nevada corporation (the “Company” or "Solar Wind"), completed a reverse merger (the “Merger”) with Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc), a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Solar Wind - Subsidiary”).  In connection with the Merger, the Company issued to the stockholders of Solar Wind - Subsidiary in exchange for their Solar Wind - Subsidiary Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  As a result of the reverse merger, Solar Wind - Subsidiary is now a wholly-owned subsidiary of the Company.

For accounting purposes, Solar Wind - Subsidiary was the surviving entity. The transaction was accounted for as a recapitalization of Solar Wind - Subsidiary pursuant to which Solar Wind - Subsidiary was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  Accordingly, the Company’s historical financial statements are those of Solar Wind - Subsidiary immediately following the consummation of the reverse merger. Also, going forward the business operations of Solar Wind - Subsidiary will become the Company’s principal business operations.

The Company plans to design, develop, and construct large downdraft towers that use benevolent, non-toxic natural elements to generate electricity and clean water economically (“Downdraft Towers”) by integrating and synthesizing numerous proven as well as emerging technologies. In addition to constructing Downdraft Towers in the United States and abroad, the Company intends to be prepared to establish partnerships at home and abroad to propagate these systems and meet increasing global demand for clean water and electricity

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. and on March 11, 2013, changed its name to Solar Wind Energy Tower Inc.  along with its wholly-owned subsidiary, a corporation formed under the laws of the State of Delaware, which changed its name from Clean Wind Energy, Inc. to Solar Wind Energy, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB and on March 11, 2013, in conjunction with our name change, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CWET.OB to SWET.OB.

Interim Financial Statements

Interim Financial Statements

The following (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on April 1, 2013.

Going Concern

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $1,396,828 and $1,350,800 for the six month periods ended June 30, 2013 and 2012, respectively, accumulated deficit of $7,861,662 and total current liabilities in excess of current assets of $2,364,420 as of June 30, 2013.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has reported a net loss of $(3,365,198) for the year ended December 31, 2012, accumulated deficit of $(6,464,834) and total current liabilities in excess of current assets of $(1,736,352) as of December 31, 2012.

The Company’s ability to continue existence is dependent upon commencing its planned operations, management’s ability to develop and achieve profitable operations and/or upon obtaining additional financing to carry out its planned business. The Company intends to fund its business development, acquisition endeavors and operations through equity and debt financing arrangements. During the year ended December 31, 2012, certain shareholders of the Company have committed to meeting operating expenses. However, there can be no assurance that these arrangements will be sufficient to fund its ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all. In the event we are unable to continue as a going concern, we may elect or be required to seek protection from our creditors by filing a voluntary petition in bankruptcy or may be subject to an involuntary petition in bankruptcy. To date, management has not considered this alternative, nor does management view it as a likely occurrence.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Net Income (Loss) per Common Share

Net Income (loss) per Common Share

The Company computes net income (loss) per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock. Diluted net income (loss) per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive for the three months ended June 30, 2012 nor for the six months ended June 30, 2013 and 2012. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and exercise of warrants. Fully diluted shares for the three and six months ended June 30, 2013 were 364,731,453 and 291,703,592, respectively; and 228,977,199 and 225,265,220 for the three and six months ended June 30, 2012, respectively. Common stock equivalents excluded from the net income (loss) per share for the three and six month periods ended June 30, 2013 were 2,187,101 and 70,257,294 shares, respectively and for the three and six month periods ended June 30, 2012 were 8,681,186 shares.

Research and development

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $8,391 and $22,284 for the three and six months ended June 30, 2013, respectively; $32,189 and $47,272 for the three and six months ended June 30, 2012, respectively and $639,609 research and development costs from July 26, 2010 (date of inception) through June 30, 2013. The Company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Stock Based Compensation

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the three and six months ended June 30, 2013 was $145,185 and $261,009, respectively; $182,821 and $480,749 for the three and six months ended June 30, 2012, respectively, and $1,991,389 from July 26, 2010 (date of inception) through June 30, 2013.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through June 30, 2013, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.